Average Annual Total Returns - Invesco Main Street Mid Cap Fund	Class A Inception Date	Class A 1 Year	Class A 5 Years	Class A 10 Years	Class A Return After Taxes on Distributions 1 Year	Class A Return After Taxes on Distributions 5 Years	Class A Return After Taxes on Distributions 10 Years	Class A Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Class A Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Class A Return After Taxes on Distributions and Sale of Fund Shares 10 Years	Class C Inception Date	Class C 1 Year	Class C 5 Years	Class C 10 Years	Class R Inception Date	Class R 1 Year	Class R 5 Years	Class R 10 Years	Class Y Inception Date	Class Y 1 Year	Class Y 5 Years	Class Y 10 Years	Class R5 Inception Date	Class R5 1 Year	Class R5 5 Years		Class R5 10 Years		Class R6 Inception Date	Class R6 1 Year	Class R6 5 Years	Class R6 Since Inception	Russell Midcap® Index (reflects no deduction for fees, expenses or taxes) 1 Year	Russell Midcap® Index (reflects no deduction for fees, expenses or taxes) 5 Years	Russell Midcap® Index (reflects no deduction for fees, expenses or taxes) 10 Years
Total	Aug. 02, 1999	3.13%	9.24%	9.41%	2.28%	7.26%	7.67%	2.16%	6.81%	7.22%	Aug. 02, 1999	7.29%	9.66%	9.37%	Mar. 01, 2001	8.87%	10.21%	9.74%	Aug. 02, 1999	9.44%	10.76%	10.34%	May 24, 2019	9.58%	10.62%	[1]	10.10%	[1]	Oct. 26, 2012	9.60%	10.96%	11.75%	17.10%	13.40%	12.41%

[1]	Performance shown prior to the inception date is that of the predecessor fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Class A shares’ performance reflects any applicable fee waivers and/or expense reimbursements.